Loans, Borrowings, Lease obligations and Other Financial Liabilities - Schedule of Cash and Non-Cash Movements of Loans and Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Loans And Borrowings [Member]
Schedule of Cash and Non-Cash Movements of Loans and Borrowings [Line Items]
Beginning balance		$ 36,207	$ 35,530
Cash movements
Loans and borrowings repaid (Innovatus / Kreos / PPP/ Novio)	[1]	(39,540)	(637)
Loans and borrowings received (OrbiMed)		53,011
Amendment and other fees related to OrbiMed agreement		(704)
Non-cash movements
Recognition of Innovatus loan fees not yet amortized at early repayment date		2,493
Recognition of OrbiMed loan fees to be amortized		(1,715)
Recognition of Innovatus remaining EIR balance at loan close		663
Effective interest rate adjustment (Innovatus and OrbiMed)		876	1,314
Ending balance		51,291	36,207
Other Financial Liabilities [Member]
Schedule of Cash and Non-Cash Movements of Loans and Borrowings [Line Items]
Beginning balance		66,154	55,864
Cash movements
Loans and borrowings repaid (Innovatus / Kreos / PPP/ Novio)	[1]	(555)	(1,022)
Non-cash movements
Reclass of warrants as an equity instrument		(1,116)
Innovatus debt extinguishment costs		(27)
Foreign exchange rate impact / other			(4)
Fair value changes through profit and loss		3,400	11,316
Ending balance		$ 67,856	$ 66,154

[1]	Includes the amounts paid for the Innovatus loan closing fees